Material Accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting policies
Schedule of company's financial instrument

The following are the Company’s financial instruments as at December 31, 2023 and 2022 and January 1, 2022:

Classification

Cash	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Derivative warrant liability	FVTPL
Lease obligations	Amortized cost